Capital and reserves - Treasury shares (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2022 shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 CNY (¥) shares item	Jun. 30, 2023 USD ($) shares item	Jun. 30, 2023 HKD ($) shares item	Jun. 30, 2022 CNY (¥) shares	Sep. 29, 2022 USD ($)	Sep. 21, 2022 shares	Dec. 21, 2021 USD ($)
Capital and reserves
Amount authorized under share repurchase program | $										$ 200,000,000
Number of shares issued		1,225,566,355	1,225,566,355	1,263,689,685	1,263,689,685	1,263,689,685	1,225,566,355
Repurchase of shares | ¥				¥ 32,711,000			¥ 82,160,000
Hong Kong Stock Exchange
Capital and reserves
Repurchase of shares		¥ 1,536,000				$ 1,696
Cancellation of shares				166,000	166,000	166,000
New York Stock Exchange
Capital and reserves
Repurchase of shares				¥ 31,175,000	$ 4,370,000
Cancellation of shares				3,296,868	3,296,868	3,296,868
Treasury shares
Capital and reserves
Number of shares issued		22,919,736	22,919,736	18,834,996	18,834,996	18,834,996	22,919,736
Repurchase of shares | ¥				¥ 32,711,000			¥ 82,160,000
Class A ordinary shares
Capital and reserves
Number of shares issued		897,275,873	897,275,873				897,275,873
Class A ordinary shares | Treasury shares
Capital and reserves
Amount authorized under share repurchase program | $								$ 100,000,000
Number of shares issued		6,111,276	6,111,276				6,111,276		6,187,636
Repurchase of shares		¥ 82,160,000	$ 12,763,000
Number of shares granted	6,187,636
2020 Share Award Scheme
Capital and reserves
Number of special purpose vehicles | item				12	12	12